Note 2 - Summary of Significant Accounting Policies - Property and Equipment Useful Lives (Details)	12 Months Ended
Dec. 31, 2018
Computer Equipment and Software [Member]
Property and equipment, useful life (Year)	3 years
Furniture and Fixtures [Member]
Property and equipment, useful life (Year)	5 years
Laboratory Equipment [Member]
Property and equipment, useful life (Year)	7 years